Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and banks	R$ 81,177	R$ 37,029
Unrestrictedly available financial investments:
CDB’s / “Operações compromissadas”	3,177,566	3,040,902
Total cash and cash equivalents	R$ 3,258,743	R$ 3,077,931